Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,582,591	328,997
Furniture and fixture	590,217	598,917	76,296
Office equipment	90,057	90,057	11,472
Leasehold improvements	652,073	652,073	83,068
Less: accumulated depreciation	(3,489,511)	(3,618,645)	(460,980)
Net book value	403,107	304,993	38,853